Financial Risk Management - Underwriting Risk - Gross Premiums Written (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Recoverable from reinsurers	$ 13,115.8	$ 12,090.5	$ 10,533.2
Gross premiums written	$ 27,912.6	23,910.2
Asbestos and environmental claims, maximum settlement period (in years)	40 years
Normalized net earnings, percent return on common shareholders' equity adjusted to pre-tax basis	15.00%
Eurolife's life insurance operations
Financial Risk Management
Gross premiums written	$ 350.9	114.2
Total revenues, excluding Life
Financial Risk Management
Gross premiums written	27,561.7	23,796.0
Total revenues, excluding Life | Canada
Financial Risk Management
Gross premiums written	2,845.4	2,611.4
Total revenues, excluding Life | United States
Financial Risk Management
Gross premiums written	17,842.6	15,032.0
Total revenues, excluding Life | Asia
Financial Risk Management
Gross premiums written	1,934.3	1,676.4
Total revenues, excluding Life | International
Financial Risk Management
Gross premiums written	4,939.4	4,476.2
Property
Financial Risk Management
Gross premiums written	9,712.5	8,132.6
Property | Canada
Financial Risk Management
Gross premiums written	1,343.7	1,229.1
Property | United States
Financial Risk Management
Gross premiums written	4,966.1	3,912.4
Property | Asia
Financial Risk Management
Gross premiums written	984.5	849.2
Property | International
Financial Risk Management
Gross premiums written	2,418.2	2,141.9
Casualty
Financial Risk Management
Gross premiums written	15,677.9	13,732.3
Casualty | Canada
Financial Risk Management
Gross premiums written	1,243.4	1,159.0
Casualty | United States
Financial Risk Management
Gross premiums written	12,004.9	10,364.0
Casualty | Asia
Financial Risk Management
Gross premiums written	606.6	549.8
Casualty | International
Financial Risk Management
Gross premiums written	1,823.0	1,659.5
Specialty
Financial Risk Management
Gross premiums written	2,171.3	1,931.1
Specialty | Canada
Financial Risk Management
Gross premiums written	258.3	223.3
Specialty | United States
Financial Risk Management
Gross premiums written	871.6	755.6
Specialty | Asia
Financial Risk Management
Gross premiums written	343.2	277.4
Specialty | International
Financial Risk Management
Gross premiums written	698.2	674.8
Insurance
Financial Risk Management
Gross premiums written	20,165.4	18,004.4
Insurance | Canada
Financial Risk Management
Gross premiums written	2,686.2	2,475.1
Insurance | United States
Financial Risk Management
Gross premiums written	13,080.8	11,448.6
Insurance | Asia
Financial Risk Management
Gross premiums written	789.8	739.7
Insurance | International
Financial Risk Management
Gross premiums written	3,608.6	3,341.0
Reinsurance
Financial Risk Management
Gross premiums written	7,396.3	5,791.6
Reinsurance | Canada
Financial Risk Management
Gross premiums written	159.2	136.3
Reinsurance | United States
Financial Risk Management
Gross premiums written	4,761.8	3,583.4
Reinsurance | Asia
Financial Risk Management
Gross premiums written	1,144.5	936.7
Reinsurance | International
Financial Risk Management
Gross premiums written	1,330.8	1,135.2
Ceded reinsurance contracts | Property
Financial Risk Management
Recoverable from reinsurers	1,938.5	1,717.4
Ceded reinsurance contracts | Casualty
Financial Risk Management
Recoverable from reinsurers	3,256.6	3,487.7
Ceded reinsurance contracts | Specialty
Financial Risk Management
Recoverable from reinsurers	$ 439.2	$ 423.4